UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21704

                               QUADRANT FUND, INC.
               (Exact Name of Registrant As Specified in Charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1(800) Hyperion

                           CLIFFORD E. LAI, PRESIDENT
                               QUADRANT FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                     (Name and Address of Agent for Service)

                        With copies of communications to:

                               MICHAEL S. CACCESE
                   KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
                                 75 STATE STREET
                                BOSTON, MA 02109

                    Date of fiscal year end: January 31, 2005

                   Date of reporting period: January 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.

                       [Quadrant Fund, Inc. Letterhead]

                               Quadrant Fund, Inc.
                   One Liberty Plaza, 165 Broadway, 36th Floor
                             New York, NY 10006-1404




Dear Quadrant Fund Shareholders:

We are pleased to present the financial statements and related disclosures for the Quadrant Fund, Inc. for the fiscal year ending January 31, 2005. Along with the financial statements is a copy of the SEC filing Form N-CSR - Certified Shareholder Report of Registered Management Investment Companies which has been provided for your convenience and information.

If you have questions regarding these materials please contact me at 770-752-6713.


Sincerely,


/s/ Kurt Wright

Kurt Wright
Chairman of the Board of Directors
Quadrant Fund, Inc.


GMAC Institutional Advisors   200 Witmer Road  Horsham PA 19044
215.328.3200   www.gmacadvisors.com

================================================================================

                               QUADRANT FUND, INC.

================================================================================



                                 ANNUAL REPORT


                                JANUARY 31, 2005

                              QUADRANT FUND, INC.
                PORTFOLIO OF INVESTMENTS AS OF JANUARY 31, 2005*



The chart that follows shows the allocation of the Fund's holdings by asset category as of January 31, 2005.

                  [GRAPHIC OMITTED REPRESENTED IN A PIE CHART]

                                                             QRIC 1/31/05
                                                         ----------------
Commercial Mortgage Backed Securities                               49.9
Preferred Stocks - Regional Malls                                   10.0
Preferred Stocks - Office Property                                   9.6
Preferred Stocks - Diversified                                       9.1
Preferred Stocks - Hotels                                            6.7
Preferred Stocks - Shopping Centers                                  6.0
Preferred Stocks - Apartments                                        4.7
Preferred Stocks - Health Care                                       3.4
Preferred Stocks - Warehouse/Industrials                             0.6

Total:                                                             100.0

*As a percentage of total investments.


Quadrant Fund, Inc.
Portfolio of Investments
January 31, 2005

------------------------------------------------------------------------------------------------------------------------------
                                                          Interest Rate     Maturity      Principal Amount   Value (Note 2)
------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE BACKED SECURITIES 70.2%

Chase Commercial Mortgage Securities Corp.
    Series 2000-2 Class I * .................................  6.65 %       07/15/32      $     642,500             $ 393,660
Credit Suisse First Boston Mortgage Securities Corp.
    Series 2004-C3 Class J  + * .............................  4.78         07/15/36            275,000               245,555
J P Morgan Chase Commercial Mortgage Securities
    Series 2003-C1 Class K * @ ..............................  5.08         01/12/37          1,625,000             1,481,506
    Series 2003-C1 Class L * @ ..............................  5.08         01/12/37          1,200,000               998,750
                                                                                                            ------------------
                                                                                                                    2,480,256
                                                                                                            ------------------
LB-UBS Commercial Mortgage Trust
    Series 2002-C2 Class L * @ ..............................  5.68         07/15/35          2,265,000             2,288,783
    Series 2002-C2 Class M * @ ..............................  5.68         07/15/35            900,000               883,159
    Series 2002-C2 Class N * @ ..............................  5.68         07/15/35          1,450,000             1,315,991
                                                                                                            ------------------
                                                                                                                    4,487,933
                                                                                                            ------------------
Merrill Lynch Mortgage Trust
    Series 2002-MW1 Class H * @ .............................  5.70         07/12/34            562,500               566,342
    Series 2002-MW1 Class J * @ .............................  5.70         07/12/34            375,000               367,641
                                                                                                            ------------------
                                                                                                                      933,983
                                                                                                            ------------------
Nationslink Funding Corp.
    Series 1998-2 Class G * @ ...............................  5.00         08/20/30            500,000               464,523
    Series 1998-2 Class F * @ ...............................  7.11         08/20/30            500,000               554,070
                                                                                                            ------------------
                                                                                                                    1,018,593
                                                                                                            ------------------
Wachovia Bank Commercial Mortgage Trust
    Series 2002-C2 Class J *.................................  4.94         11/15/34            210,000               201,900
    Series 2002-C2 Class K * ................................  4.94         11/15/34            437,500               407,769
    Series 2002-C2 Class L * ................................  4.94         11/15/34            355,000               306,434
    Series 2003-C3 Class J * ................................  4.98         02/15/35            470,000               451,991
                                                                                                            ------------------
                                                                                                                    1,368,094
                                                                                                            ------------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
           (Cost - $10,634,897) .............................                                                      10,928,074
                                                                                                            ------------------

                                                                                          --------------
PREFERRED STOCKS 70.6%                                                                        Shares
                                                                                          --------------
  APARTMENTS 6.6%
    Apartment Investment & Management Co., Series U, 7.75% ( REIT)..........                     12,634               317,113
    Apartment Investment & Management Co., Series T, 8.00% ( REIT)..........                      7,581               193,695
    Apartment Investment & Management Co., Series R, 10.00% ( REIT).........                     12,129               326,513
    Gables Residential Trust, Series D, 7.50% (REIT)........................                      7,581               195,514
                                                                                                            ------------------
                                                                                                                    1,032,835
  DIVERSIFIED 12.9%
    Capital Automotive, Series A, 7.50% (REIT)..............................                      4,738               120,061
    Capital Automotive, Series B, 8.00% (REIT) ^ ...........................                     25,269               663,311
    Cousins Properties, Inc., Series A, 7.75% (REIT)........................                      9,476               244,481
    ISTAR Financial, Inc., Series E, 7.88% (REIT) ^ ........................                     23,374               610,061
    ISTAR Financial, Inc., Series F, 7.80% (REIT) ..........................                      6,317               165,190
    Lexington Corporate Properties Trust, Series B, 8.05% (REIT)............                      7,581               200,517
                                                                                                            ------------------
                                                                                                                    2,003,621
  HEALTH CARE 4.9%
    Health Care Reit, Inc., Series D, 7.88% (REIT)..........................                      6,570               172,594
    Health Care Reit, Inc., Series F, 7.63% (REIT)..........................                     17,688               451,044
    Nationwide Health Properties, Inc., Series A, 7.68% / 9.68% (REIT) (a)..                      1,263               131,983
                                                                                                            ------------------
                                                                                                                      755,621

See notes to financial statements.


Quadrant Fund, Inc.
Portfolio of Investments (Continued)
January 31, 2005

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             Shares           Value (Note 2)
--------------------------------------------------------------------------------------------------------------------------------

  HOTELS 9.4%
    Hospitality Properties, Series B, 8.88% (REIT)...................                             3,159                $ 86,872
    Host Marriott Corp., Series E, 8.88% (REIT)^.....................                            37,688               1,057,148
    Innkeepers USA Trust, Series C, 8.00% (.REIT) ...................                            12,634                 324,694
                                                                                                            --------------------
                                                                                                                      1,468,714
  OFFICE PROPERTY 13.5%
    Alexandria Real Estate, Series C, 8.38%( REIT)...................                             9,956                 266,423
    Carramerica Realty Corp., Series E, 7.50% (REIT).................                            12,634                 334,801
    Kilroy Realty Corp., Series E, 7.80% (REIT)^.....................                            40,000               1,016,000
    Maguire Properties, Inc., Series A, 7.63% (REIT).................                             9,476                 242,207
    SL Green Realty Corp., Series C, 7.63% (REIT)....................                             9,476                 244,481
                                                                                                            --------------------
                                                                                                                      2,103,912
  REGIONAL MALLS 14.0%
    CBL & Associates Properties, Inc., Series C, 7.75% (REIT)........                            15,161                 397,976
    CBL & Associates Properties, Inc., Series D, 7.38% (REIT)^.......                            25,000                 629,500
    The Mills Corp., Series B, 9.00% (REIT)..........................                             3,790                 103,467
    The Mills Corp., Series C, 9.00% (REIT)..........................                             5,029                 137,091
    Taubman Centers, Inc., Series G, 8.00% (REIT)....................                            35,000                 906,500
                                                                                                            --------------------
                                                                                                                      2,174,534
  SHOPPING CENTERS 8.5%
    Developers Diversified Realty Corp., 7.50% (REIT)................                            25,269                 653,204
    New Plan Excel Realty Trust, Series D, 7.80% / 9.80% (REIT) (a)..                             7,245                 370,853
    New Plan Excel Realty Trust, Series E, 7.63% (REIT)..............                             5,054                 133,426
    Saul Centers, Inc., Series A, 8.00% (REIT).......................                             6,317                 166,453
                                                                                                            --------------------
                                                                                                                      1,323,936
  WAREHOUSE / INDUSTRIALS 0.8%
    Eastgroup Properties, Inc., Series D, 7.95% (REIT)...............                             4,927                 131,058

TOTAL PREFERRED STOCKS
           (Cost - $10,992,080)......................................                           410,016              10,994,231
                                                                                                            --------------------

TOTAL INVESTMENTS 140.8%
           (Cost - $21,626,977)......................................                                                21,922,305
LIABILITIES IN EXCESS OF OTHER ASSETS (40.8)%                                                                        (6,357,821)
                                                                                                            --------------------
NET ASSETS 100.0%                                                                                                  $ 15,564,484
                                                                                                            ====================

@ - Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
^ - Portion or entire principal amount held as interest rate swap agreements (Note 7).
+ - Variable Rate Security: Interest rate in effect January 31, 2005.
* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a) - Security is a "step up" security where rate increases or steps up at a predetermined date. Rates shown are current rate and next coupon rate when security steps up.
REIT - Real Estate Investment Trust.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005

-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $21,626,977) (Note 2)...................................    $         21,922,305
Interest and dividends receivable...................................................                  93,970
Due from Broker reverse repurchase agreement........................................                  90,000
Prepaid expenses and other assets...................................................                     273
Due from Advisor....................................................................                 617,000
                                                                                          -------------------
          Total assets..............................................................              22,723,548
                                                                                          -------------------

LIABILITIES:

Reverse repurchase agreements (Note 5)..............................................               6,227,000
Bank overdraft......................................................................                 123,867
Unrealized depreciation on swap contracts (Note 7)..................................                   6,682
Interest payable for reverse repurchase agreements (Note 5).........................                   1,000
Administration fee payable (Note 3).................................................                   1,000
Directors' fees payable.............................................................                     833
Income taxes payable................................................................                 156,000
Accrued expenses and other liabilities..............................................                 642,682
                                                                                          -------------------
          Total liabilities.........................................................               7,159,064
                                                                                          -------------------
NET ASSETS (equivalent to $9.54 per share based on 1,631,852
 shares issued and outstanding).....................................................    $         15,564,484
                                                                                          ===================
COMPOSITION OF NET ASSETS:
Capital stock, at par value ($.001) (Note 6)........................................    $              1,632
Additional paid-in capital (Note 6).................................................              16,279,491
Accumulated overdistributed net investment income...................................                (889,067)
Accumulated net realized gain.......................................................                   8,537
Net unrealized appreciation.........................................................                 163,891
                                                                                          -------------------
Net assets applicable to capital stock outstanding..................................    $         15,564,484
                                                                                          ===================


-----------------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF OPERATIONS
January 31, 2005*

-----------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2):
                Interest............................................................             $    48,030
                Dividends...........................................................                  47,720
                                                                                                 ------------
                                                                                                      95,750
                                                                                                 ------------

EXPENSES:
                Administration fee (Note 3).........................................                   1,000
                Custodian...........................................................                   4,167
                Accounting and tax services.........................................                  76,875
                Directors' fees.....................................................                     833
                Legal...............................................................                 542,417
                Organization costs..................................................                  15,000
                Provision for income taxes..........................................                  24,745
                Miscellaneous.......................................................                     250
                                                                                                 ------------
                     Total operating expenses.......................................                 665,287
                         Interest expense on reverse repurchase agreements (Note 5).                  14,957
                                                                                                 ------------
                     Total expenses.................................................                 680,244

                Less expenses reimbursed by adviser.................................                (617,000)
                                                                                                 ------------
                Net expenses........................................................                  63,244
                                                                                                 ------------
                Net investment income...............................................                  32,506
                                                                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2):
Net realized gain on:
                Investment transactions.............................................                  15,037
Provision for income taxes on realized gains                                                          (6,500)
                                                                                                 ------------
Net realized gain on investment transactions........................................                   8,537
                                                                                                 ------------
Net change in unrealized appreciation/depreciation on:
                Investments.........................................................                 295,328
                Swap contracts......................................................                  (6,682)
Provision for income taxes on unrealized gains......................................                (124,755)
                                                                                                 ------------
Net change in unrealized appreciation/depreciation on investments and
                Swap contracts......................................................                 163,891
                                                                                                 ------------
Net realized and unrealized gain on investments and swap contracts..................                 172,428
                                                                                                 ------------
Net increase in net assets resulting from operations................................             $   204,934
                                                                                                 ============


-----------------------------------------------------------------------------------------------------------------

* Commenced operations on January 4, 2005.
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended January 31, 2005*

-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
      Net investment income.........................................................         $     32,506
      Net realized gain on investment transactions..................................                8,537
      Net change in unrealized appreciation/depreciation on investments
          and swap contacts.........................................................              163,891
                                                                                                -------------
      Net increase in net assets resulting from operations..........................              204,934
                                                                                                -------------

DIVIDENDS TO SHAREHOLDERS (Note 2):
      Net investment income........................................................              (921,573)
                                                                                                -------------
CAPITAL STOCK TRANSACTIONS (Note 6):
      Net asset value of shares issued through dividend reinvestment
        (95,897 shares).............................................................                921,573
      Net proceeds from sale of shares (1,535,400 shares)...........................             15,354,000
                                                                                                -------------
      Net increase from capital stock transactions..................................             16,275,573
                                                                                                -------------
          Total increase in net assets.............................................              15,558,934

NET ASSETS
          Beginning of period......................................................                   5,550
                                                                                                -------------
      End of period (including overdistribution of net investment income
       of $889,067)................................................................          $   15,564,484
                                                                                                =============

-------------------------------------------------------------------------------------------------------------

* Commenced operations on January 4, 2005.
See notes to financial statements.

-------------------------------------------------------------------------------------------------------------
QUADRANT FUND, INC.
STATEMENT OF CASH FLOWS
For the Period Ended January 31, 2005*

-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH:

Cash flows provided by (used for) operating activities:
      Net increase in net assets  resulting from  operations........................         $      204,934
      Net amortization on investments...............................................                    690
      Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
            Purchases of long-term portfolio investments............................            (22,543,546)
            Proceeds from disposition of long-term portfolio investments............                930,916
            (Increase) in interest and dividend receivable..........................                (93,970)
            (Increase) in due from Investment Adviser...............................               (617,000)
            (Increase) in  due  from  Broker  reverse repurchase agreement..........                (90,000)
            (Increase) in prepaid expenses and other assets.........................                   (273)
            Increase in interest payable for reverse repurchase agreements..........                  1,000
            Increase in administration fee payable..................................                  1,000
            Increase in accrued expenses and other liabilities......................                643,515
            Increase in accrued income taxes payable................................                156,000
            Unrealized appreciation on investments and swap contracts...............               (288,646)
            Net realized gain on investment transactions............................                (15,037)
                                                                                                ------------
            Net cash provided by operating activities...............................            (21,710,417)
                                                                                                ------------
 Cash flows provided by (used for) financing activities:
            Net cash provided by reverse repurchase agreements......................              6,227,000
            Net cash provided by subscriptions......................................             15,354,000
            Bank overdraft..........................................................                123,867
                                                                                                ------------
            Net cash provided by financing activities...............................             21,704,867
                                                                                                ------------
 Net decrease in cash...............................................................                 (5,550)
 Cash at beginning of period........................................................                  5,550
                                                                                                ------------
 Cash at end of period..............................................................         $             -
                                                                                                ============

* Commenced operations on January 4, 2005.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW:
Noncash  financing  activities not included herein consist of  reinvestments of dividends of $921,573.

Interest paid for the period ended January 31, 2005, totaled $14,957.

Income taxes paid for the period ended January 31, 2005, totaled $0.

See notes to financial statements.

------------------------------------------------------------------------------------
QUADRANT FUND, INC.
FINANCIAL HIGHLIGHTS
For the Period Ended January 31, 2005*

------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........................   $     10.00
                                                                     ---------
Net investment income..........................................          0.02
Net realized and unrealized gains (losses) on investments,
and swap contracts.............................................          0.12
                                                                     ---------
Net increase (decrease) in net asset value resulting from
operations.....................................................          0.14
Dividends from net investment income...........................         (0.60)
                                                                     ---------

NET ASSET VALUE, END OF PERIOD.................................   $      9.54
                                                                     =========

TOTAL INVESTMENT RETURN........................................          1.36%  (1)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTARY DATA:
Net assets, end of period (000's)..............................       $15,564
Operating expenses before reimbursement........................        56.81%   (2)
Operating expenses after reimbursement.........................         4.12%   (2)
Interest expense...............................................         1.28%   (2)
Net investment income..........................................         2.78%   (2)
Portfolio turnover rate........................................            6%

-----------------------------------------------------
* Commenced operations on January 4, 2005.
(1)Not Annualized
(2)Annualized
See notes to financial statements.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

1.   THE FUND

Quadrant Fund, Inc. (the "Fund"), was incorporated under the laws of the State of Maryland on October 18, 2004. On January 4, 2005 the Fund commenced trading (other than a transaction on October 28, 2004, when it sold 555 shares of common stock for $5,550 to Hyperion Capital Management, Inc. (the "Sub-advisor")), when it was not registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund filed to become a registered investment company effective January 24, 2005. The Fund is a non-diversified, closed-end management investment company. See notes 9 and 10 for additional information on these events.

The Fund's investment objectives are to provide current income by investing in a relative value basis across both public/private and debt/equity sectors with commercial and multi-family attributes. The Fund will seek to achieve its objective by constructing a highly diversified portfolio invested in income producing securities which may include Real Estate Equity Securities, Real Estate Fixed Income Securities, and Real Estate Private Debt. The Fund will also employ additional strategies such as leverage and hedging techniques to achieve its objective. No assurance can be given that the Fund's investment objectives will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS: Where market quotations are readily available, securities held by the Fund are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities maybe valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Fund values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Fund, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

REITS: A REIT is a real estate company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. Therefore, a REIT normally derives its income from rents or from interest payments, and may realize capital gains by selling properties that have appreciated in value. A REIT is not taxed on income distributed to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year and otherwise complies with the requirements of the Code. As a result, REITs tend to pay relatively higher dividends than other types of companies, and the Fund intends to use these dividends in an effort to meet the high current income goal of its investment objectives.

REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

OPTIONS WRITTEN OR PURCHASED: The Fund may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Fund has realized a gain or a loss on the investment transaction.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Fund bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Fund may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Fund will only write call options on positions held in its portfolio. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Fund bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market. The Fund did not transact or write options during the period.

SHORT SALES: The Fund may not, except in the case of short sales against the box, make any short sale of securities, unless, after giving effect to such sale, the market value of all securities sold short does not exceed 10% of the value of the Fund's total assets and the Fund's aggregate short sale of a particular class of securities does not exceed 25% of the then outstanding securities of that class. The Fund may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received. The fund did not transact short sales during the period.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. The Fund did not transact futures contracts during the period.

SWAP AGREEMENTS: The Fund enters into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market daily based upon a quotation from the market maker (which is typically the counterparty to the swap

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

agreement) and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments of interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of January 31, 2005.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS: The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions. The Fund did not enter into such transactions during the period.

SECURITIES  TRANSACTIONS  AND INVESTMENT  INCOME:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis using FIFO (first in first out). Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Dividend income is recorded on ex dividend date.

TAXES: The Fund is subject to federal, state and local income taxes for the period ending January 31, 2005. Accordingly, the provision for income taxes is as follows:

Federal             $103,000
State and local       53,000
                    --------
Total               $156,000
                    ========

DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends monthly based upon net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

CASH FLOW INFORMATION: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS: The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with GMAC Institutional Advisors, LLC (the "Advisor"). The Advisor has retained Hyperion/GMAC Capital Advisors, LLC (the "Sub-advisor") as the sub-advisor to the Fund. The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. There will be no advisory or sub-advisory fees charged to the Fund. Any investment advisory or sub-advisory fees imposed on shareholders are charged by an affiliated company. For restructuring details of the Advisor Fees refer to note 10 - Subsequent Events.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Fund Company. (the "Sub-Administrator") The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15%. During the period ended January 31, 2005, the Administrator earned $1,000 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.

The Fund's initial purchase of Commercial Mortgage Backed Securities and Preferred Stocks was acquired from a client of the Sub-advisor, consistent with applicable regulatory requirements and the Fund's policies. The costs of these purchases were $11,551,467 and $7,849,580 respectively.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the period ended January 31, 2005 were $22,543,546 and $930,916, respectively. There were no U.S. Government securities transacted during the period.

5. BORROWINGS

The Fund enters into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------


At January 31, 2005, the Fund had the following reverse repurchase agreements outstanding:

                                                                                       Maturity
 Face Value       Description                                                          Amount
------------------------------------------------------------------------------------ -------------

 $ 1,713,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05        $ 1,717,250
     785,000      Bear Stearns, 3.24 %, dated 01/31/05, maturity date 02/28/05            786,978
     633,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05            634,571
     427,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05            428,059
     324,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05            324,804
     414,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05            414,623
     276,000      Bear Stearns, 3.19%,  dated 01/31/05, maturity date 02/28/05            276,685
   1,019,000      JP Morgan Chase, 3.19%,  dated 01/28/05, maturity date 02/25/05       1,021,528
     636,000      JP Morgan Chase, 3.29%, dated 01/28/05, maturity date 02/25/05          637,628
 -----------                                                                          -----------

 $ 6,227,000      Maturity Amount, Including Interest Payable                         $ 6,242,126
 ===========                                                                          ===========

                  Market Value of Assets Sold Under Agreements                        $ 8,920,765
                                                                                      ===========

                  Weighted Average Interest Rate                                            3.21%
                                                                                            =====

The average daily balance of reverse repurchase agreements outstanding during the period ended January 31, 2005 was approximately $486,538 at a weighted average interest rate of 3.07%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $6,385,082, as of January 28, 2005, which was 28.86% of total assets.

6. CAPITAL STOCK

There are 50,000,000 shares of $0.001 par value common stock authorized. There are 1,631,852 shares outstanding at January 31, 2005.

7. FINANCIAL INSTRUMENTS

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, swap agreements and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There were no written option or futures contracts activity for the period ended January 31, 2005.

As of January 31, 2005, the following swap agreement was outstanding:


                    Expiration                                                           Net Unrealized
 Notional Amount       Date                       Description                            Depreciation
------------------ -------------  ---------------------------------------------------   ----------------

                    Expiration                                                           Net Unrealized
 Notional Amount       Date                       Description                            Depreciation
------------------ -------------  ---------------------------------------------------   ----------------
      $7,000,000     01/18/20     Agreement with Wachovia Bank, dated January 18,      $  (6,682)
                                  2005 to pay semi-annually the notional amount
                                  multiplied by 4.075% and to receive quarterly
                                  the notional amount multiplied by 3 month
                                  USD-LIBOR-BBA.

                                                                                        -----------
                                                                                       $  (6,682)
                                                                                        ===========

8. FEDERAL INCOME TAX INFORMATION

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

At January 31, 2005, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Overdistributed Tax Ordinary Income.............................. $   (889,067)
                                                                  ==============
Accumulated capital loss......................................... $          0
                                                                  ==============
Unrealized  appreciation/(depreciation) - Book basis............. $    295,328
Minus: Cumulative Timing Differences.............................     (295,328)
                                                                  --------------
Unrealized  appreciation/(depreciation) - Tax basis.............. $          0
                                                                  ==============

FEDERAL INCOME TAX BASIS: The federal income tax basis of the Fund's investments at January 31, 2005 was $21,922,305.

9.    CONTINGENCIES

Currently, a privately-offered limited liability company (the "LLC") exempt from registration under Section 3(c)(7) of the 1940 Act holds over 95% of the shares of the Fund. The Advisor has determined that the current structure must be revised, as it may be in violation of the prohibition under the 1940 Act on an investment company (such as the LLC) from purchasing more than 3% of the assets of another investment company (such as the Fund). The structure will be revised by distributing the shares of the Fund held by the LLC to the LLC's members.

The Fund was not registered under the 1940 Act when it made its initial portfolio investments on January 4, 2005. Its status as an unregistered investment company made it unable to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and instead resulted in its being treated as "C corporation" for its first year ended January 31, 2005. Consequently, statements in the Fund's private placement memorandum ("PPM") regarding the Fund's registration status and its qualification as a RIC for income tax purposes were not accurate when made. By failing to register as an investment company before beginning its investment activities, the Fund is subject to income tax on its income, including realized and unrealized gains, in the year ended January 31, 2005 to which it would not have been subject had it registered timely.

The Fund intends to qualify and elect to be treated as a RIC for its first tax year ending after January 31, 2005 and all subsequent tax years and, to the extent it so qualifies, it may avoid U.S. federal income tax by making certain required distributions to shareholders. The Fund is currently registered as an investment company.

Under the 1940 Act, a registered investment company is generally restricted or prohibited from charging different investment management fees to different investors or class of investors. The Fund may be deemed to be in violation of these provisions because certain investors currently pay no investment management fee in connection with their investment in the Fund. Differential fees may also result in preferential dividends for income tax purposes, which dividends would not be deductible by the Fund and would result in the imposition of income tax on the Fund regardless of its election to be treated as a RIC. The Fund will seek shareholder approval to pay the Advisor an investment advisory fee. The Fund believes that the imposition of a management fee will allow it to avoid these potential regulatory issues.

The Fund acquired its initial portfolio from a client of the Advisor, consistent with applicable regulatory requirements and the Fund's policies. The relationship between the seller of the securities and the Advisor should have been disclosed in the PPM.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

The Fund engaged in investment activities prior to the time it registered as an investment company, and during that time it may have been considered to be "plan assets" for purposes of the Employee Retirement Income Security Act of 1974 ("ERISA"). Moreover, some of the assets in which the Fund invested while it may have been considered to be plan assets were commercial mortgage-backed securities ("CMBS"). Issuers of these CMBS may also have become plan assets as a result of the Fund's investment. The Advisor and the Fund's sub-advisor were deemed to be plan fiduciaries under ERISA with respect to all employee benefit plans which acquired shares and which are subject to Part 4 of Title I of ERISA (an "ERISA Plan"). As a consequence of the temporary application of ERISA to the Fund, certain transactions entered into by Fund during the ERISA Period may have been prohibited by ERISA and the Code.

The process by which Hyperion Capital Management Inc. purchased the initial 555 shares that were subsequently gifted to certain investors may not have been in compliance with the restrictions governing private placements, or it may have caused the Fund to be ineligible for registration as an investment company under the 1940 Act. A limited number of shares of the Fund were distributed as gifts from the Sub-advisor to certain individuals. This may have violated the rules governing private placements, because certain of those individuals may not have been "accredited investors" (as that term is defined in Rule 501 of the Securities Act of 1933 (the "1933 Act")) at the time they received their shares of the Fund. Alternatively, the distribution to those individuals who may not have been "accredited investors" may not have been a violation of the 1933 Act, because the prohibition is against "offers or purchases" to non-accredited investors, but in this case, the shares were given as gifts. If that interpretation prevails, then the Fund would be required to deem the donor of the gifts, and not the recipients, as the beneficial owner of the shares. If the donor is considered the beneficial owner of the shares, the Fund might have been ineligible for registration as an investment company under the 1940 Act. The Fund intends to avoid this potential registration ineligibility by registering the Rescission Offer (as described below).

The Fund's relationship to certain other investment funds was not described to potential shareholders of the Fund. Among other things, the Fund believes that the PPM should have described the Advisor's relationship with the Quadrant Parallel Fund, LLC ("Parallel Fund"), including the fact that the Advisor discloses the portfolio holdings of the Fund to the Parallel Fund.

In connection with the above matter the Fund is in the process of taking corrective procedures as more fully described in note 10 - Subsequent Events.

10.   SUBSEQUENT EVENTS

CORRECTIVE PROCEDURES: The Fund intends to remedy the issues described above by means of an offer to rescind the sale of all shares and refund to any of the Fund's shareholders who acquired shares prior to January 24, 2005, and who elect to accept the rescission offer the entire purchase price paid (by the shareholder or on the shareholder's behalf), plus interest (the "Rescission Offer"), and to register such Rescission Offer with the Securities and Exchange Commission.

In addition to the Rescission Offer, the Fund will seek shareholder approval to pay the Advisor an investment advisory fee. The Fund believes that the imposition of a management fee will allow it to avoid potential regulatory issues in connection with preferential dividends and senior securities under the Code and the 1940 Act. Investors that do not currently pay a management fee may be economically disadvantaged if the Fund pays a management fee.

RELATIONSHIP WITH HYPERION: (1.) The Sub-advisor has indicated its intention to terminate the sub-advisory agreement between it and the Advisor with respect to the Fund. (2.) Hyperion Capital Management, Inc. has indicated its intention to terminate its Administration Agreement with the Fund. (3.) The Fund's current president, treasurer and secretary/chief compliance officer, each of whom is also an officer of Hyperion Capital Management, Inc. have tendered their resignations to the Fund. The Advisor has proposed new officers of the Fund to assume the roles of president, treasurer, secretary and chief compliance officer. It is anticipated that the Board will accept the resignations and appoint new officers simultaneously. (4.) Acquisition Agreement. On February 11, 2005, the 50% indirect owner of the Sub-advisor entered into a stock purchase agreement to sell all of its interests to Branscan Financial (U.S.) Corporation, which is a wholly owned subsidiary of Branscan Corporation. This transaction is expected to close by April 30, 2005, subject to certain conditions.

--------------------------------------------------------------------------------
Quadrant Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
January 31, 2005

--------------------------------------------------------------------------------

11.   CONTRACTUAL OBLIGATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
QUADRANT FUND, INC.
REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTANT FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
QUADRANT FUND, INC.

We have audited the accompanying statement of assets and liabilities of Quadrant Fund, Inc., including the schedule of investments, as of January 31, 2005, and the related statement of operations, cash flows, statements of changes in net assets and financial statements for the period January 4, 2005 (commencement of operations) through January 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Quadrant Fund, Inc. as of January 31, 2005, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the period January 4, 2005 (commencement of operations) through January 31, 2005, in conformity with accounting principles generally accepted in the United States of America.


SCHWARTZ & HOFFLICH, LLP
Norwalk, CT
March 21, 2005

--------------------------------------------------------------------------------
QUADRANT FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

The following tables provide information concerning the directors and officers of Quadrant Fund, Inc., (the
"Fund").
                           POSITION HELD WITH                 PRINCIPAL OCCUPATION(S)                NUMBER OF
                           FUND AND TERM OF                   DURING PAST 5 YEARS AND                PORTFOLIOS IN FUND
NAME, ADDRESS              OFFICE AND LENGTH OF               OTHER DIRECTORSHIPS HELD               COMPLEX OVERSEEN
AND AGE                    TIME SERVED                        BY DIRECTOR                            BY DIRECTOR

Harald R. Hansen           Director                           Chief Executive Officer of                      1
c/o One Liberty Plaza                                         First Union National of Georgia
36th Floor, New York       Elected for one                    in 1987. Chairman in 1989 until
New York 1006-1404         year term since                    he retired in 1996.
Age 73                     October 2004
(08-10-31)

Leo. M. Walsh              Director                           Director and/or Trustee of                      1
c/o One Liberty Plaza                                         several investment companies
36th Floor, New York       Elected for one                    advised by Hyperion Capital
New York 1006-1404         year term since                    Management, Inc. or by its
Age 72                     October 2004                       affiliates (1989- present). Financial
(09-05-32)                                                    Consultant for Medco Health
                                                              Solutions (Formerly Merck-Medco
                                                              Managed Care, LLC.) (1994-present)

Kurt Wright*               Director                           Senior Vice President and                       1
12735 Morris Road                                             Managing Director of GMAC
Suite 1000                 Elected for one                    Institutional Advisors, LLC (2000-
Alpharetta, GA 30004       year term since                    present).  Principal at Lend Lease
Age 45                     October 2004                       Real Estate Investments (until 2000).
(05-23-59)


*"Interested  person" as defined in the Investment  Company Act of 1940 (the "1940 Act"),  because of  affiliations with GMAC Institutional Advisors, LLC, the Fund's Advisor.


QUADRANT FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

OFFICERS OF THE FUND

NAME, ADDRESS                         POSITION(S)     TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)
AND AGE                               HELD WITH FUND  LENGTH OF TIME SERVED      DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

Clifford E. Lai*                      President       Elected Annually           President (1998-Present) and Chief
    c/o One Liberty Plaza, 165                        Since April 1993           Investment Officer (1993-2002) of the
    Broadway, 36th Floor,                                                        Advisor; Co-Chairman (2003-Present) and
    New York, New York 10006-1404                                                Board of Managers (1995-Present) Hyperion
    Age 51                                                                       GMAC Capital Advisors, LLC (formerly, of
    [05-16-53]                                                                   Lend Lease Hyperion Capital, LLC);
                                                                                 President of several investment companies
                                                                                 advised by the Advisor (1993-Present).

Jeffrey C. Williams                   Vice            Elected October 2004
     c/o One Liberty Plaza,           President                                  Senior Vice President (2003-Present);
     165 Broadway, 36th Floor,                                                   Board of Managers; Investment Committee -
     New York, New York 10006-1404                                               Alternate (formerly Lend Lease Hyperion
     Age 41                                                                      Capital Advisors, LLC) GMAC Institutional
     [01-17-64]                                                                  Advisors, LLC, Alpharetta, GA -(2003 to
                                                                                 Present); Board of Managers, Lend Lease
                                                                                 Real Estate Investments, Inc., Atlanta,
                                                                                 GA - (1997 to 2003).

Daniel S. Kim*                        Secretary &     Elected  Chief             Director, General Counsel, and Chief
     c/o One Liberty Plaza,           CCO             Compliance Officer         Compliance Officer ("CCO") (September
     165 Broadway, 36th Floor,                        September 2004             2004-Present), and Secretary (since
     New York, New York 10006-1404                    and Secretary since        January 2005) of the Advisor; Secretary
     Age 36                                           January 2005               (since January 2005) General Counsel and
     [03-13-68]                                                                  CCO (September 2004-Present) of several
                                                                                 investment   companies   advised  by  the
                                                                                 Advisor;  Secretary  (since January 2005)
                                                                                 and CCO (September 2004-Present) Hyperion
                                                                                 GMAC  Capital  Advisors,  LLC;  Assistant
                                                                                 General Counsel and CCO (May  2001-August
                                                                                 2004) Oak Hill Capital Management,  Inc.;
                                                                                 Assistant     General     Counsel    (May
                                                                                 2001-August  2004) of Oak Hill  Advisors,
                                                                                 LP; Lawyer (January  2001-April  2001) at
                                                                                 Arkin,   Kaplan  &  Cohen;   Law  student
                                                                                 (January 2000 -May 2000).



NAME, ADDRESS                         POSITION(S)     TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S)
AND AGE                               HELD WITH FUND  LENGTH OF TIME SERVED      DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Thomas F. Doodian*                    Treasurer       Elected Annually           Managing Director, Chief Operating
     c/o One Liberty Plaza,                           Since February 1998        Officer (1998-Present) and Director of
     165 Broadway, 36th Floor,                                                   Finance and Operations of the Advisor
     New York, New York 10006-1404                                               (1995-Present); Treasurer of several
     Age 45                                                                      investment companies advised by the
     [05-22-59]                                                                  Advisor   (1998-Present);   Treasurer  of
                                                                                 Hyperion  GMAC  Capital   Advisors,  LLC
                                                                                 (formerly,  Lend Lease  Hyperion  Capital
                                                                                 Advisors, LLC) (1996-Present).


* Interested person as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") because of affiliations with Hyperion Capital Management, Inc., the Fund's Sub Advisor.

The Fund's  Statement of Additional  Information  includes  additional  information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

--------------------------------------------------------------------------------


                           DIVIDEND REINVESTMENT PLAN


--------------------------------------------------------------------------------


A Dividend Reinvestment Plan (the "Plan"), is available to shareholders pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Custodian, State Street Bank and Trust Company as Dividend Disbursing Agent. The method of determining the number of shares to be distributed under the Plan is based on the net asset value of the shares at the time the distribution is made.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. The Plan Agent maintains each shareholder's account in the Plan and furnishes at least quarterly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

The Fund will not charge participants for reinvesting dividends or capital gain distributions through the plan. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commission charged with respect to shares issued directly by the Fund.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days' written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

QUARTERLY PORTFOLIO SCHEDULE: The Trust will file Form N-Q with the Securities and Exchange Commission for the first and third quarters of each fiscal year.
The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Trust's website at http://www.hyperioncapital.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-3746 and on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD

The Trust will file with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30 on Form N-PX. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-497-3746 or on the Securities and Exchange Commission's website at http://www.sec.gov.

No remuneration was paid by the Trust to (i) any director for either regular or special compensation, (ii) to any officer, or (iii) to any person of whom any officer or director of the Trust is an affiliated person.



ITEM 2.  CODE OF ETHICS.

     On October 25, 2004, the Fund adopted a code of ethics that applies to the Fund's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party. As of January 31, 2005, no amendments had been made to such code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     The Fund's Board of Directors has determined that none of the members of the Fund's Audit Committee is an "audit committee financial expert" as that term is defined in the instructions to this Item. The Fund expects to pursue candidates for the position of "audit committee financial expert" in the near future.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed since the Fund's inception for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year were $73,000.

AUDIT-RELATED FEES
------------------

     (b) No fees have been billed since the Fund's inception for assurance and related services rendered to the Fund by the principal accountant that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported in the preceding paragraph of this Item. As such, there were no audit-related fees required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

TAX FEES
--------

     (c) No fees have been billed since the Fund's inception for professional services rendered to the Fund by the principal accountant for tax compliance, tax advice, and tax planning. As such there were no tax fees required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

ALL OTHER FEES
--------------

      (d) No fees have been billed since the Fund's inception for products and services rendered to the Fund and provided by the principal accountant, other than the services reported in the preceding paragraphs of this Item. As such, there were no other fees required to be pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X.

     (e)(1) Pursuant to the Charter of the Audit Committee of the Board of Directors, the duties and powers of the Audit Committee are "to pre-approve all audit and "Non-Audit Services" except those within the "De Minimis Statutory Exception" provided to the Fund by its independent auditors or to establish pre-approval policies and procedures (which may include the establishment of a pre-approval sub-committee), to pre-approve non-audit services provided directly to the Fund's adviser, to review in advance the related estimate of fees, and to recommend pre-approved audit and non-audit services and fee estimates for Board approval."

     (e)(2) Not applicable.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the Fund's accountant for services rendered to the Fund, and rendered to the Fund's investment adviser, sub-adviser, and any entity controlling, controlled by, or under common control with the adviser or sub-adviser that provides ongoing services to the Fund were $740 in connection with the preparation of a quarterly commercial rent tax form for Hyperion Capital Management, Inc.

     (h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

     Please see the schedule of investments included in the financial statements as provided under Item 1 hereto.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

FUND PROXY VOTING POLICIES
--------------------------

     1. PURPOSE. The purpose is to describe the policies and procedures for voting proxies received from issuers whose securities are held by the Funds. These policies and procedures may be implemented by the investment adviser or sub-adviser, if any, (the "Adviser") to the Funds.

     2. DEFINITION OF PROXY. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible votes.

     3.   POLICY FOR VOTING PROXIES.

          (a) FIDUCIARY CONSIDERATIONS. Proxies are voted solely in the interests of the shareholders of the Funds. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

          (b) MANAGEMENT RECOMMENDATIONS. Because the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should normally be given substantial weight.

     The vote with respect to most routine issues presented in proxy statements should be cast in accordance with the position of the company's management, unless it is determined that supporting management's position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of the company's management should not be supported in any situation where it is found not to be in the best interests of the Funds' shareholders.

     4. CONFLICTS OF INTEREST. The Funds recognize that under certain circumstances their Adviser may have a conflict of interest in voting proxies on behalf of the Funds. Such circumstances may include, but are not limited to, situations where the Adviser or one or more of its affiliates, including officers, directors and employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and to bring conflicts of interest of which they become aware to the attention of the proxy manager (see below). The Adviser shall not vote proxies relating to such issuers on behalf of its client accounts until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been agreed upon by the Board of Directors for the Fund. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, the conflict shall be disclosed to the Board of Directors and the Adviser shall follow the instructions of the Board of Directors. The proxy manager shall keep a record of all materiality decisions and report them to the Board of Directors on a quarterly basis.

     5. ROUTINE PROPOSALS. Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) should generally be voted in favor of management.

     6.   NON-ROUTINE PROPOSALS.

          (a) GUIDELINES ON ANTI-TAKEOVER ISSUES. Because anti-takeover proposals generally reduce shareholders' rights, the vote with respect to these proposals should generally be "against." During review of the proposal, if it is concluded that the proposal is beneficial to shareholders, a vote for the proposal should be cast. This may (but is not required to) be the case for staggered board and fair price amendments. Other anti-takeover issues include supermajority rules, superstock, poison pills and greenmail.

          (b) GUIDELINES ON SOCIAL AND POLITICAL ISSUES. Social and political issues should be reviewed on a case by case basis. Votes should generally be cast with management on social or political issues, subject to review by the proxy manager.

     7. PROXY MANAGER APPROVAL. Votes on non-routine matters (including the matters in paragraph 6 and mergers, stock option and other compensation plans) and votes against management's recommendations are subject to approval by the proxy manager. The chief investment officer or his delegate shall be the proxy manager.

     8. PROXY VOTING PROCEDURES. Proxy voting will be conducted in compliance with the policies and practices described in this memorandum and is subject to the proxy manager's supervision. A reasonable effort should be made to obtain proxy materials and to vote in a timely fashion. Records should be maintained regarding the voting of proxies under these policies and procedures.

     9. REPORT TO THE BOARD. On a quarterly basis, the proxy manager or his designee will report in writing to the Boards of Directors on the general manner in which proxy proposals relating to anti-takeover, social and political issues were voted, as well as proposals that were voted in opposition to management's recommendations.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for closed end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  Code of Ethics of Hyperion Capital Management is filed herewith.

(b) Certifications for each principal executive and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

     (i)  Certification of President Clifford E. Lai

     (ii) Certification of Treasurer Thomas F. Doodian

(c)  Not applicable

(d) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

     (i)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
          2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quadrant Fund, Inc.

By:   /s/ Clifford E. Lai
      --------------------------------
      Clifford E. Lai
      President

Date: April 12, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Clifford E. Lai
      --------------------------------
      Clifford E. Lai
      President

Date: April 12, 2005


By:   /s/ Thomas F. Doodian
      --------------------------------
      Thomas F. Doodian
      Treasurer

Date: April 12, 2005